Non-controlling Interests (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non-controlling interests [Line Items]
Current assets	$ 1,091,372,374	$ 960,006,128
Total non-current assets	1,755,378,263	1,565,330,404
Current liabilities	781,115,264	521,524,086
Non-current liabilities	640,120,070	594,993,771
Dividends paid	12,191,624	11,994,014
Non-controlling interests [member]
Disclosure of Non-controlling interests [Line Items]
Current assets	1,271,667,358	839,968,110
Total non-current assets	1,122,289,748	932,342,408
Current liabilities	695,152,024	465,134,566
Non-current liabilities	$ 224,560,856	$ 259,155,674